Note 1. Operations and Summary of Significant Accounting Policies: Nature of Operations (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Nature of Operations

A.        Nature of Business – The Company owns and licenses the N-Viro Process, a patented technology to treat and recycle wastewater sludges and other bio-organic wastes, utilizing certain alkaline by-products produced by the cement, lime, electric utilities and other industries.  Revenue and the related accounts receivable are due from companies acting as independent agents or licensees, principally municipalities.